Commitments, Contingencies, and Concentration Risk - Major Customer Concentration (Details) - Major Customer Concentration Risk - customer	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounts receivable | Five customers
Commitments, Contingencies, and Concentration Risk
Number of customers					5
Concentration risk percentage (in %)					86.00%
Revenue | One customer
Commitments, Contingencies, and Concentration Risk
Number of customers	1	1	1	1
Concentration risk percentage (in %)	12.00%	12.00%	13.00%	13.00%
Revenue | Three customers
Commitments, Contingencies, and Concentration Risk
Number of customers	3	3
Concentration risk percentage (in %)	36.00%	36.00%
Revenue | Two customers
Commitments, Contingencies, and Concentration Risk
Number of customers			2	2
Concentration risk percentage (in %)			24.00%	24.00%